Financial risk management - Summary of changes in liabilities arising from financing activities (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	S/ 7,401,955	S/ 6,838,807
Dividends payable	700,660	658,117
Cash flow	(602,605)	4,938
Effect of movement in exchange rate	554,882	32,882
Others	23,506	(132,789)
Balance as of December 31	8,078,398	7,401,955
Inter Bank Funds [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	169,138
Cash flow	(140,167)	169,138
Balance as of December 31	28,971	169,138
Bonds Notes And Other Obligations [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	6,890,290	6,496,778
Cash flow	312,600	576,947
Effect of movement in exchange rate	549,801	33,731
Others	26,060	(217,166)
Balance as of December 31	7,778,751	6,890,290
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	341,836	341,746
Cash flow	(74,608)	(83,438)
Effect of movement in exchange rate	5,081	(849)
Others	(2,554)	84,377
Balance as of December 31	269,755	341,836
Dividends Payable [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Balance as of January 1	691	283
Dividends payable	700,660	658,117
Cash flow	(700,430)	(657,709)
Balance as of December 31	S/ 921	S/ 691